COLUMBIA MANAGEMENT GROUP
         Supplement to Prospectuses and Statements of Additional Information

1. On October 13, 2003, the following Funds will change their names as referenced below:

       CURRENT FUND NAME                                                     NEW FUND NAME
       Liberty Strategic Income Fund                                         Columbia Strategic Income Fund
       Liberty Newport Japan Opportunities Fund                              Columbia Newport Japan Opportunities Fund
       Liberty Newport Greater China Fund                                    Columbia Newport Greater China Fund
       Liberty Money Market Fund                                             Columbia Money Market Fund
       Liberty Newport Global Equity Fund                                    Columbia Global Equity Fund
       Liberty Federal Securities Fund                                       Columbia Federal Securities Fund
       Liberty Contrarian Income Fund                                        Columbia Contrarian Income Fund
       Liberty Intermediate Government Income Fund                           Columbia Intermediate Government Income Fund
       Liberty Quality Plus Bond Fund                                        Columbia Quality Plus Bond Fund
       Liberty Corporate Bond Fund                                           Columbia Corporate Bond Fund
       Liberty Tax-Exempt Fund                                               Columbia Tax-Exempt Fund
       Liberty Tax-Exempt Insured Fund                                       Columbia Tax-Exempt Insured Fund
       Liberty Municipal Money Market Fund                                   Columbia Municipal Money Market Fund
       Liberty California Tax-Exempt Fund                                    Columbia California Tax-Exempt Fund
       Liberty Connecticut Tax-Exempt Fund                                   Columbia Connecticut Tax-Exempt Fund
       Liberty Massachusetts Tax-Exempt Fund                                 Columbia Massachusetts Tax-Exempt Fund
       Liberty New York Tax-Exempt Fund                                      Columbia New York Tax-Exempt Fund
       Liberty Large Company Index Fund                                      Columbia Large Company Index Fund
       Liberty U.S. Treasury Index Fund                                      Columbia U.S. Treasury Index Fund
       Liberty Small Company Index Fund                                      Columbia Small Company Index Fund
       Liberty Newport Asia Pacific Fund                                     Columbia Newport Asia Pacific Fund
       Liberty Newport Tiger Fund                                            Columbia Newport Tiger Fund
       Liberty Newport Europe Fund                                           Columbia Europe Fund
       Liberty Income Fund                                                   Columbia Income Fund
       Liberty Intermediate Bond Fund                                        Columbia Intermediate Bond Fund
       Liberty Managed Municipals Fund                                       Columbia Managed Municipals Fund
       Liberty High Yield Municipal Fund                                     Columbia High-Yield Municipal Fund
       Liberty Large Cap Core Fund                                           Columbia Large-Cap Core Fund
       Liberty International Equity Fund                                     Columbia International Equity Fund
       Liberty Global Thematic Equity Fund                                   Columbia Global Thematic Equity Fund
       Liberty European Thematic Equity Fund                                 Columbia European Thematic Equity Fund
       Liberty Floating Rate Advantage Fund                                  Columbia Floating Rate Advantage Fund
       Liberty Floating Rate Fund                                            Columbia Floating Rate Fund

2.   Also on October 13, 2003:

     o the Funds will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Funds will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Funds' distributor) and Liberty Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.



                                                              September 17, 2003

              LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                LIBERTY FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
             LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
               LIBERTY NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
                LIBERTY NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
              LIBERTY PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
              LIBERTY RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                    LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND

       Supplement to Prospectuses and Statements of Additional Information

1.   On October 13, 2003, the Funds will change their names as referenced below:

       CURRENT FUND NAME                                                     NEW FUND NAME
       Liberty Connecticut Intermediate Municipal Bond Fund                  Columbia Connecticut Intermediate Municipal Bond Fund
       Liberty Florida Intermediate Municipal Bond Fund                      Columbia Florida Intermediate Municipal Bond Fund
       Liberty Massachusetts Intermediate Municipal Bond Fund                Columbia Massachusetts Intermediate Municipal Bond Fund
       Liberty New Jersey Intermediate Municipal Bond Fund                   Columbia New Jersey Intermediate Municipal Bond Fund
       Liberty New York Intermediate Municipal Bond Fund                     Columbia New York Intermediate Municipal Bond Fund
       Liberty Pennsylvania Intermediate Municipal Bond Fund                 Columbia Pennsylvania Intermediate Municipal Bond Fund
       Liberty Rhode Island Intermediate Municipal Bond Fund                 Columbia Rhode Island Intermediate Municipal Bond Fund
       Liberty Intermediate Tax Exempt Bond Fund                             Columbia Intermediate Tax-Exempt Bond Fund

2.   Also on October 13, 2003:

     o the Funds will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Funds will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Funds' distributor) and Liberty Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


3. Effective October 13, 2003, each of the Funds will use the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Index) as its performance benchmark. The Lehman Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 17 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Index offers shareholders a more useful comparison for the Funds' relative performance than the Funds' current benchmark.


4. On October 13, 2003, for the New Jersey Fund, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                              1 Year          Life of Fund(1)
     Lehman Index (%)                          9.66                6.16

     (1) Performance information is from March 31, 1998.


5. On October 13, 2003, for the New York Fund, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                           1 Year      5 Years       10 Years
     Lehman Index (%)                      9.66         6.08           N/A

6. On October 13, 2003, for the Pennsylvania Fund, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                           1 Year      5 Years   Life of Fund(2)
     Lehman Index (%)                       9.66         6.08          N/A

     (2) Performance information is from April 30, 1993.


7. On October 13, 2003, for the Rhode Island Fund, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                          1 Year       5 Years   Life of Fund(3)
     Lehman Index (%)                       9.66         6.08         6.01

     (3) Performance information is from December 31, 1994.


                                                              September 17, 2003